SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 9 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed financial statements were issued. Based upon this review the Company did not identify any subsequent events, other than below, that would have required adjustment or disclosure in the unaudited condensed financial statements.

Subsequent to the approval by its stockholders of the Second Amendment (the “Charter Amendment”) to the Second Amended and Restated Certificate of Incorporation of the Company on July 6, 2023, the Company filed on July 11, 2023 the Charter Amendment with the Delaware Secretary of State. The Charter Amendment extends the date by which the Company must consummate a business combination (the “Extension”), from July 11, 2023, to January 11, 2024. Notwithstanding, the Company will dissolve and liquidate its Trust Account by returning the then-remaining funds in such account to its Public Stockholders if Western does not consummate the Business Combination and fails to complete an initial business combination by December 31, 2023.

On July 9, 2023, the Company’s stockholders elected to redeem an aggregate of 464,811 shares requiring payment out of the Trust Account of approximately $4,893,007.

On August 1, 2023, the Company entered into a promissory note with Cycurion for $200,000, pursuant to which the Company can borrow up to an aggregate principal amount of $200,000. The Promissory Note is interest bearing and payable upon consummation of a Business Combination. As of the filing of this report, the Company has borrowed $200,000.

NOTE 10 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as disclosed earlier or stated below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On January 6, 2023, at a special meeting of stockholders, the Company’s stockholders elected to redeem an aggregate of 10,729,779 shares (each share valued at approximately $10.20 per share and totaling $109,436,586).

On January 10, 2023, the Company, Cycurion, and Alpha Capital Anstalt (“Alpha”), entered into a Forward Share Purchase Agreement (the “Forward Purchase Agreement”). Prior to effecting the Forward Purchase Agreement, Alpha had purchased shares from an unaffiliated party which had elected to redeem 300,000 shares of Common Stock, par value $0.0001 per share. Under the terms of the Forward Purchase Agreement, once the proposed Business Combination is effective, and twelve months (or six-to-nine months if submitted in writing to the Company) have elapsed, Alpha may elect to sell and transfer to the Company up to that number of shares that are then held by Alpha, and the Company shall purchase from Alpha, up to that number of shares that are then held by Alpha, but not to exceed 300,000 shares in the aggregate unless otherwise agreed to in writing by all parties, at a price per share equal to the Redemption Price (as defined in the charter), pursuant to the redemption rights set forth in the Company’s amended and restated certificate of incorporation in connection with the extension of the time in which the Company had to complete a business combination under the governing documents.